Deferred Share Units - Schedule of Deferred Share Units (Details) (10-K/A) (Parenthetical) - USD ($)			3 Months Ended		12 Months Ended
		Apr. 21, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Granted shares	[1]				7,500,000
Stock-based compensation			$ 204,127
Deferred Share Unit [Member]
Granted shares		7,500,000
Grant date and expire		5 years
Stock-based compensation		$ 549,664

[1]	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these DSUs results in stock-based compensation of $549,664 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.